SCHEDULE OF INVESTMENTS
Thornburg International Equity ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.7%
	Automobiles & Components — 1.4%
	Automobile Components — 1.2%
	Cie Generale des Etablissements Michelin SCA	159,538	$5,866,305
	Automobiles — 0.2%
	Mercedes-Benz Group AG	17,059	1,038,946
			6,905,251
	Banks — 9.8%
	Banks — 9.8%
	BNP Paribas SA	155,229	16,837,374
	ING Groep NV	466,393	14,531,666
	Mitsubishi UFJ Financial Group, Inc.	832,359	15,680,914
			47,049,954
	Capital Goods — 19.6%
	Aerospace & Defense — 2.7%
	MTU Aero Engines AG	21,803	7,971,293
	Safran SA	14,463	5,159,480
	Building Products — 1.6%
	Cie de Saint-Gobain SA	84,736	7,738,556
	Construction & Engineering — 2.1%
	Ferrovial NV	149,224	10,221,836
	Electrical Equipment — 7.5%
	ABB Ltd.	120,893	12,937,957
	Mitsubishi Electric Corp.	300,964	12,398,530
	Schneider Electric SE	33,197	10,457,654
	Industrial Conglomerates — 5.7%
	Hitachi Ltd.	408,540	13,257,853
	Siemens AG	44,985	14,163,213
			94,306,372
	Commercial & Professional Services — 0.3%
	Professional Services — 0.3%
	Experian plc	34,597	1,199,920
			1,199,920
	Consumer Discretionary Distribution & Retail — 0.7%
	Broadline Retail — 0.7%
[a]	Sea Ltd. ADR	35,895	3,249,574
			3,249,574
	Consumer Durables & Apparel — 3.6%
	Household Durables — 2.4%
	Sony Group Corp.	524,865	11,355,205
	Textiles, Apparel & Luxury Goods — 1.2%
	LVMH Moet Hennessy Louis Vuitton SE	10,853	5,991,133
			17,346,338
	Consumer Services — 1.7%
	Hotels, Restaurants & Leisure — 1.7%
	Galaxy Entertainment Group Ltd. ADR	418,294	8,353,331
			8,353,331
	Consumer Staples Distribution & Retail — 1.7%
	Consumer Staples Distribution & Retail — 1.7%
	Alimentation Couche-Tard, Inc.	140,310	7,933,466
			7,933,466
	Energy — 4.0%
	Oil, Gas & Consumable Fuels — 4.0%
	Shell plc	141,030	5,920,582
	TotalEnergies SE	149,275	13,096,086
			19,016,668

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity ETF
May 31, 2026 (Unaudited)

Issuer-Description	SHARES	VALUE
Financial Services — 1.1%
Capital Markets — 1.1%
Japan Exchange Group, Inc.	448,852	$5,501,038
		5,501,038
Food, Beverage & Tobacco — 0.7%
Beverages — 0.7%
Diageo plc Sponsored ADR	42,301	3,488,140
		3,488,140
Health Care Equipment & Services — 1.7%
Health Care Equipment & Supplies — 1.7%
Alcon AG	122,188	8,147,430
		8,147,430
Household & Personal Products — 2.3%
Household Products — 0.5%
Reckitt Benckiser Group plc	36,242	2,242,815
Personal Care Products — 1.8%
L’Oreal SA	19,991	8,924,314
		11,167,129
Insurance — 5.6%
Insurance — 5.6%
AIA Group Ltd. Sponsored ADR	77,536	3,261,164
Generali	202,867	9,164,034
NN Group NV	175,524	14,682,048
		27,107,246
Materials — 6.9%
Chemicals — 2.9%
Air Liquide SA	28,575	5,938,182
Linde plc	15,980	7,953,086
Metals & Mining — 4.0%
Freeport-McMoRan, Inc.	151,430	9,950,465
Glencore plc	1,215,934	9,306,349
		33,148,082
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
Pharmaceuticals — 5.1%
AstraZeneca plc	59,968	11,134,259
Roche Holding AG	31,463	13,260,083
		24,394,342
Semiconductors & Semiconductor Equipment — 3.1%
Semiconductors & Semiconductor Equipment — 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	199,803	15,020,864
		15,020,864
Software & Services — 1.5%
Software — 1.5%
SAP SE	40,795	7,391,263
		7,391,263
Technology Hardware & Equipment — 3.2%
Electronic Equipment, Instruments & Components — 2.0%
Keyence Corp.	19,038	9,580,590
Technology Hardware, Storage & Peripherals — 1.2%
FUJIFILM Holdings Corp.	277,180	5,784,233
		15,364,823
Telecommunication Services — 5.4%
Diversified Telecommunication Services — 5.4%
Deutsche Telekom AG	215,909	7,271,419
Orange SA	884,794	18,518,068
		25,789,487

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Transportation — 4.4%
	Air Freight & Logistics — 1.8%
	Deutsche Post AG ADR	292,793	$8,657,889
	Ground Transportation — 2.6%
	Canadian Pacific Kansas City Ltd.	140,975	12,591,887
			21,249,776
	Utilities — 9.9%
	Electric Utilities — 7.0%
	Endesa SA	258,422	10,814,138
	Enel SpA	1,012,561	11,372,974
	Iberdrola SA	499,970	11,377,076
	Multi-Utilities — 2.9%
	E.ON SE	671,060	14,252,297
			47,816,485
	Total Common Stock (Cost $387,135,802)		450,946,979
	Short-Term Investments — 6.2%
[b]	Thornburg Capital Management Fund	3,000,344	30,003,439
	Total Short-Term Investments (Cost $30,003,439)		30,003,439
	Total Investments — 99.9% (Cost $417,139,241)		$480,950,418
	Other Assets Less Liabilities — 0.1%		347,972
	Net Assets — 100.0%		$481,298,390

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity ETF
May 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity ETF
May 31, 2026 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 5/31/26	Dividend Income
Thornburg Capital Mgmt. Fund	$8,584,100	$97,654,492	$(76,235,153)	$-	$-	$30,003,439	$537,044